UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Pkwy Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 877.244.6235

Date of fiscal year end: 09/30/2019

Date of reporting period: 12/31/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

EAS CROW POINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

COMMON STOCK - 16.24%	Shares	Value

Aerospace / Defense - 0.31%
Boeing Co. (b)	314	$101,265

Airlines - 0.19%
American Airlines Group, Inc.	1,124	36,092
JetBlue Airways Corp. (a) (b)	1,694	27,206
		63,298
Apparel - 0.59%
Columbia Sportswear Co. (b)	1,169	98,301
VF Corp. (b)	1,333	95,096
		193,397
Auto Parts & Equipment - 0.08%
Visteon Corp. (a)	459	27,669

Banks - 0.36%
IBERIABANK Corp. (b)	355	22,819
Popular, Inc. (b)	1,384	65,352
SVB Financial Group (a) (b)	156	29,628
		117,799
Biotechnology - 1.79%
Alnylam Pharmaceuticals, Inc. (a) (b)	465	33,903
BioMarin Pharmaceutical, Inc. (a) (b)	508	43,256
Bluebird Bio, Inc. (a) (b)	268	26,586
Exact Sciences Corp. (a) (b)	990	62,469
Illumina, Inc. (a) (b)	259	77,682
Mainstay Medical International PLC (a) - Ireland	21,429	171,858
PolarityTE, Inc. (a) (b)	4,500	60,705
Regeneron Pharmaceuticals, Inc. (a)	305	113,917
		590,376
Chemicals - 0.43%
Albemarle Corp. (b)	399	30,751
Ingevity Corp. (a)	422	35,317
Mosaic Co. (b)	2,639	77,085
		143,153
Commercial Services - 2.42%
Automatic Data Processing, Inc.	371	48,646
Booz Allen Hamilton Holding Corp.	530	23,887
Cintas Corp.	358	60,140
CoStar Group, Inc. (a) (b)	127	42,842
Euronet Worldwide, Inc. (a) (b)	705	72,178
FleetCor Technologies, Inc. (a)	369	68,531
MarketAxess Holdings, Inc. (b)	381	80,509
PayPal Holdings, Inc. (a) (b)	2,666	224,184
Quanta Services, Inc. (b)	1,130	34,013
Square, Inc. (a)	565	31,691
Total System Services, Inc.	732	59,504
WEX, Inc. (a)	365	51,122
		797,247

EAS CROW POINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

COMMON STOCK - 16.24% (continued)	Shares	Value

Computers - 0.34%
CyberArk Software Ltd. (a) (b)	493	$36,551
Lumentum Holdings, Inc. (a) (b)	746	31,339
Nutanix, Inc. - Class A (a) (b)	1,074	44,668
		112,558
Distribution & Wholesale - 0.05%
HD Supply Holdings, Inc. (a)	450	16,884

Diversified Financial Services - 1.01%
Affiliated Managers Group, Inc.	167	16,272
CME Group, Inc. (b)	392	73,743
Intercontinental Exchange, Inc. (b)	834	62,825
Mastercard, Inc. (b)	405	76,403
Visa, Inc. (b)	490	64,651
Waddell & Reed Financial, Inc.	2,226	40,246
		334,140
Electric - 0.28%
FirstEnergy Corp. (b)	2,475	92,936

Engineering & Construction - 0.06%
Dycom Industries, Inc. (a) (b)	358	19,346

Healthcare - Products - 0.21%
Bio-Techne Corp. (b)	233	33,720
Penumbra, Inc. (a) (b)	278	33,972
		67,692
Healthcare - Services - 0.27%
Molina Healthcare, Inc. (a) (b)	761	88,443

Home Builders - 0.08%
Toll Brothers, Inc. (b)	845	27,826

Insurance - 0.27%
Arthur J Gallagher & Co.	1,185	87,335

Internet - 1.38%
Amazon.com, Inc. (a)	47	70,593
Expedia Group, Inc. (b)	292	32,894
Okta, Inc. (a) (b)	1,019	65,012
Palo Alto Networks, Inc. (a) (b)	450	84,757
Twilio, Inc. (a) (b)	799	71,351
Twitter, Inc. (a) (b)	4,544	130,595
		455,202
Leisure Time - 0.10%
Norwegian Cruise Line Holdings Ltd. (a)	784	33,234

Machinery - Diversified - 0.34%
Graco, Inc.	2,645	110,693

Media - 0.20%
AMC Networks, Inc. - Class A (a) (b)	499	27,385
World Wrestling Entertainment, Inc.	505	37,734
		65,119

EAS CROW POINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

COMMON STOCK - 16.24% (continued)	Shares	Value

Metal Fabricate & Hardware - 0.12%
RBC Bearings, Inc. (a) (b)	312	$40,903

Miscellaneous Manufacturing - 0.11%
Hexcel Corp. (b)	638	36,583

Office / Business Equipment - 0.29%
Zebra Technologies Corp. (a) (b)	601	95,697

Oil & Gas - 0.34%
Cabot Oil & Gas Corp.	2,669	59,652
Helmerich & Payne, Inc.	619	29,675
Whiting Petroleum Corp. (a) (b)	981	22,259
		111,586
Pharmaceuticals - 0.42%
Bristol-Myers Squibb Co.	2,154	111,965
Neurocrine Biosciences, Inc. (a) (b)	393	28,064
		140,029
REITS - 0.92%
American Tower Corp.	366	57,898
American Campus Communities, Inc.	1,956	80,959
CyrusOne, Inc. (b)	634	33,526
Digital Realty Trust, Inc.	364	38,784
Federal Realty Investment Trust	368	43,439
Simon Property Group, Inc.	296	49,725
		304,331
Retail - 0.56%
At Home Group, Inc. (a)	1,413	26,367
Five Below, Inc. (a) (b)	448	45,839
Lululemon Athletica, Inc. (a) (b)	661	80,384
Ulta Beauty, Inc. (a) (b)	127	31,095
		183,685
Semiconductors - 0.45%
Broadcom, Inc.	409	104,001
Monolithic Power Systems, Inc. (b)	392	45,570
		149,571
Software - 1.82%
Jack Henry & Associates, Inc.	366	46,306
Paychex, Inc. (b)	1,194	77,789
Splunk, Inc. (a) (b)	640	67,104
SS&C Technologies Holdings, Inc. (b)	2,318	104,565
Tableau Software, Inc. - Class A (a) (b)	473	56,760
Take-Two Interactive Software, Inc. (a)	325	33,456
Ultimate Software Group, Inc. (a) (b)	191	46,770
Veeva Systems, Inc. (a) (b)	1,870	167,028
		599,778
Telecommunications - 0.24%
LogMeIn, Inc.	314	25,613
Verizon Communications, Inc.	945	53,128
		78,741
Transportation - 0.20%
JB Hunt Transport Services, Inc. (b)	387	36,006
XPO Logistics, Inc. (a) (b)	540	30,802
		66,808

TOTAL COMMON STOCK (Cost $6,093,254)		5,353,324

EAS CROW POINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

CLOSED-END FUND - 0.00%	Shares	Value

Royce Value Trust, Inc.	52	$614

TOTAL CLOSED-END FUND (Cost $816)		614

HEDGE FUND - 11.25%
ACA Master Select Fund LP (a) (e)	36,932	3,709,369

TOTAL HEDGE FUND (Cost $3,771,058)		3,709,369

EXCHANGE TRADED FUNDS - 3.77%

Equity Funds - 3.77%
ETFMG Prime Cyber Security ETF	2,389	80,509
ETFMG Prime Mobile Payments ETF	1,110	38,795
ProShares Short MSCI Emerging Markets	4,500	91,755
ProShares Short Russell2000	14,000	653,800
ProShares Short S&P500	12,000	375,960
		1,240,819

TOTAL EXCHANGE TRADED FUNDS (Cost $1,189,698)		1,240,819

MUTUAL FUNDS - 45.10%

Asset Allocation Funds - 11.88%
Crow Point Alternative Income Fund - Investor Class (c)	488,861	3,915,774

Debt Fund - 7.35%
Eagle Rock Floating Rate Fund - Institutional Class (a) (c)	250,125	2,423,712

Equity Fund - 25.87%
Crow Point Growth Fund - Institutional Class (a) (c)	709,506	5,065,874
LS Opportunity Fund	45,189	581,579
RVX Emerging Markets Equity Fund - Institutional Class (a) (c)	360,999	2,880,774
		8,528,227

TOTAL MUTUAL FUNDS (Cost $16,793,070)		14,867,713

PRIVATE INVESTMENT - 15.21%

Finance - 15.21%
CPAS Fund, Ltd. (a) (c)	5,000,000	5,012,500

TOTAL PRIVATE INVESTMENT (Cost $5,000,000)		5,012,500

ASSET BACKED SECURITIES - 0.07%	Principal Amount	Value

Commercial MBS - 0.07%
Morgan Stanley Capital I Trust 2006-IQ11, 6.367%, due 10/15/2042 (b) (d)	$21,769	$21,769

Home Equity ABS - 0.00%
RASC Series 2003-KS4 Trust, 3.87%, due 05/25/2033 (b)	1,337	1,347

TOTAL ASSET BACKED SECURITIES (Cost $23,568)		23,116

EAS CROW POINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

CORPORATE BOND - 0.83%				Principal Amount	Value

Frontier Communications Corp., 10.500%, due 09/15/2022 (b)				$300,000.00	$272,700

TOTAL CORPORATE BOND (Cost $272,700)					272,700

OPTIONS PURCHASED - 1.00%

CALL OPTIONS PURCHASED - 0.68%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Value

Amarin Corp. PLC	225	$90,000	$4.00	1/18/2019	213,750
Tesla, Inc.	19	$693,500	$365.00	1/18/2019	9,880
TOTAL CALL OPTIONS PURCHASED (Cost $86,027)					223,630

PUT OPTIONS PURCHASED - 0.32%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Value

Amarin Corp. PLC	300	$90,000	$3.00	1/18/2019	$300
iPATH S&P 500 VIX Short-Term Futures ETN	300	$1,470,000	$49.00	1/11/2019	105,900
TOTAL PUT OPTIONS PURCHASED (Cost $123,843)					106,200

TOTAL OPTIONS PURCHASED (Cost $209,870)					329,830

SHORT-TERM INVESTMENTS - 2.30%				Shares	Value

Federated Government Obligations Fund - Institutional Class, 2.26% (f)				758,216	758,216

TOTAL SHORT-TERM INVESTMENTS (Cost $758,216)					758,216

TOTAL INVESTMENTS (Cost $34,112,250) – 95.76%					31,568,201

SECURITIES SOLD SHORT (Proceeds $5,666,371) - (16.14%)					(5,321,464)

OPTIONS WRITTEN (Proceeds $1,323) - (0.00%)					(450)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 20.38%					6,720,259

NET ASSETS - 100%					$32,966,546

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for call options written and securities sold short.

(c) Affiliated investment company.

(d) Variable rate security - Interest rate shown represents the rate on December 31, 2018.

(e) Private equity fund purchased on March 1, 2016 that invests in the DCM Multi-Manager Fund, LLC (Series A) and the DCM Multi-Manager Fund, LLC (Series D). Redemptions may be made monthly upon 30 days written notice. There were no unfunded commitments as of September 30, 2018.  This investment is valued using the practical expedient. For more information on the practical expedient, please refer to the security valuation section on Note 3 of the accompanying notes to the financial statements.

(f) Rate shown represents the 7-day effective yield at December 31, 2018, is subject to change and resets daily.

1 Each option contract is equivalent to 100 shares of the underlying common stock.  All options are non-income producing.

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

EAS CROW POINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT

December 31, 2018 (Unaudited)

SECURITIES SOLD SHORT - (16.14)%

COMMON STOCK - (4.58)%	Shares	Value

Auto Manufacturers - (2.02)%
Tesla, Inc. (a)	2,000	$665,600

Banks - (0.56)%
Bank of Nova Scotia	479	23,888
Canadian Imperial Bank of Commerce	496	36,972
Citigroup, Inc.	337	17,544
KeyCorp	512	7,567
State Street Corp.	470	29,643
Toronto-Dominion Bank	586	29,136
Wells Fargo & Co.	886	40,827
		185,577
Computers - (0.13)%
Accenture PLC	304	42,867

Diversified Financial Services - (0.92)%
Ally Financial, Inc.	1,354	30,682
BlackRock, Inc.	101	39,675
Capital One Financial Corp.	496	37,493
Charles Schwab Corp.	918	38,124
Discover Financial Services	701	41,345
E*TRADE Financial Corp.	842	36,947
Evercore, Inc.	595	42,578
T Rowe Price Group, Inc.	412	38,036
		304,880
Electronics - (0.03)%
SYNNEX Corp.	126	10,210

Insurance - (0.64)%
Aflac, Inc.	1,018	46,380
Allstate Corp.	927	76,598
American International Group, Inc.	1,270	50,051
Travelers Cos., Inc.	312	37,362
		210,391
Leisure Time - (0.16)%
Harley-Davidson, Inc.	1,500	51,180

Retail - (0.12)%
CarMax, Inc. (a)	621	38,955

TOTAL COMMON STOCK (Proceeds $1,510,916)		1,509,660

EAS CROW POINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT

December 31, 2018 (Unaudited)

SECURITIES SOLD SHORT - (16.14)% (continued)

EXCHANGE TRADED FUNDS - (11.56)%	Shares	Value

Equity Funds - (11.24)%
iPATH S&P 500 VIX Short-Term Futures ETN	8,000	$375,040
iShares MSCI Emerging Markets ETF	12,000	468,720
iShares MSCI Germany ETF	8,000	62,437
iShares Russell 2000 Growth ETF	2,463	1,344,000
iShares Russell Mid-Cap Growth ETF	4,000	454,840
SPDR S&P 500 ETF Trust	4,000	999,680
		3,704,717

Asset Allocation Funds - (0.32)%
Invesco CurrencyShares Euro Currency Trust (a)	601	65,797
Invesco CurrencyShares Japanese Yen Trust (a)	474	41,290
		107,087

TOTAL EXCHANGE TRADED FUNDS (Proceeds $4,155,455)		3,811,804

TOTAL SECURITIES SOLD SHORT (Proceeds $5,666,371)		$5,321,464

(a) Non-income producing security.

ETF - Exchange Traded Fund
ETN - Exchane Traded Note
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

EAS CROW POINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS - WRITTEN OPTIONS

December 31, 2018 (Unaudited)

OPTIONS WRITTEN - (0.00)%
		Notional	Exercise
PUT OPTIONS WRITTEN - (0.00)%	Contracts [1]	Amount	Price	Expiration	Value

Amarin Corp. PLC	25	$25,000	$10.00	1/18/2019	$450
TOTAL PUT OPTIONS WRITTEN (Proceeds $1,323)					450

TOTAL OPTIONS WRITTEN (Proceeds $1,323)					$450

1 Each option contract is equivalent to 100 shares of the underlying common stock.  All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

EAS Crow Point Alternatives Fund

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

The following is a summary of the significant accounting policies followed by the EAS Crow Point Alternatives Fund (the “Fund”) in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, Closed End Funds, ETFs and mutual funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

EAS Crow Point Alternatives Fund

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

Fair Value Measurements (continued)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Fund invests may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board of Trustees (the “Board”) on securities being fair valued or manually priced. The Lead Chairman and Trustee of the 360 Funds, along with the Trust’s Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of December 31, 2018.

Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$5,353,324	$—	$—	$5,353,324
Closed-End Fund (1)	614	—	—	614
Hedge Fund measured at net asset value (2)	—	—	—	3,709,369
Private Investment measured at net asset value (2)	—	—	—	5,012,500
Exchange Traded Funds (1)	1,240,819	—	—	1,240,819
Mutual Funds (1)	14,867,713	—	—	14,867,713
Asset Backed Securities	—	23,116	—	23,116
Corporate Bond	—	272,700	—	272,700
Call Options Purchased	223,630	—	—	223,630
Put Options Purchased	106,200	—		106,200
Short-Term Investments	758,216	—	—	758,216
Total Assets	$22,550,516	$295,816	$—	$31,568,201

EAS Crow Point Alternatives Fund

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

Fair Value Measurements (continued)

Financial and Derivative Instruments – Liabilities

Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$1,509,660	$—	$—	$1,509,660
Exchange-Traded Funds (1)	3,811,804	—	—	3,811,804
Put Options Written	450			450
Total Liabilities	$5,321,914	$—	$—	$5,321,914

(1)       For a detailed break-out of common stock, ETFs, CEFs and mutual funds by industry or asset class, please refer to the Schedule of Investments.

(2)       In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedule of investments.

There were no transfers into and out of any level during the three month period ended December 31, 2018. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Short Sales – The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its Custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

Investment Companies – The Fund may invest in investment companies such as open-end funds (mutual funds), including exchange traded funds (“ETFs”) and closed-end funds (also referred to as “Underlying Funds”) subject to limitations as defined in the Investment Company Act of 1940. Your cost of investing in a Fund will generally be higher than the cost of investing directly in the Underlying Funds. By investing in a Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which a Fund invests in addition to a Fund’s direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Options – The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

EAS Crow Point Alternatives Fund

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

Fair Value Measurements (continued)

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

DERIVATIVES TRANSACTIONS

As of December 31, 2018, portfolio securities valued at $4,310,501 were held in escrow by the custodian as collateral for securities sold short and options written by the Fund.

As of December 31, 2018, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets:	Location	Equity Contracts
Call options purchased	Unaffiliated securities, at value	$223,630
Put options purchased	Unaffiliated securities, at value	106,200
Total Assets		$329,830

Liabilities:	Location	Equity Contracts
Put options written	Options written, at value	$450
Total Assets		$450

For the three month period ended December 31, 2018, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(498,497)
Put options purchased	Unaffiliated Investments	90,339
Call options written	Options written	2,600
Put options written	Options written	873
		$(404,685)

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(64,872)
Put options purchased	Unaffiliated Investments	(126,390)
Call options written	Options written	(84,501)
Put options written	Options written	11,405
		$(264,358)

The amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Fund.

EAS Crow Point Alternatives Fund

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Fund at December 31, 2018, are noted in the Funds’ Schedules of Investments. The Income Fund, Crow Point Growth Fund (the “Growth Fund”), Eagle Rock Floating Rate Fund (the “Eagle Rock Fund”) and RVX Emerging Markets Equity Fund (the “RVX Fund”) are mutual funds which are considered affiliates because they are also of common management of the Adviser.

Transactions during the three month period ended December 31, 2018 with affiliated companies were as follows:

EAS Fund:	Value as of September 30, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of September 30, 2018	Income received
Income Fund	$4,156,271	$179	$(210,676)	$—	$(30,000)	$3,915,774	$9,422
Growth Fund	6,938,283	(22,622)	(1,849,787)	250,000	(250,000)	5,065,874	—
Eagle Rock Fund	2,267,010	—	(95,048)	251,750	—	2,423,712	52,703
RVX Fund	3,017,945	—	(387,171)	250,000	—	2,880,774	32,398
Total	$16,379,509	$(22,443)	$(2,542,682)	$751,750	$(280,000)	$14,286,134	$94,523

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$28,969,229	$247,660	$(2,970,602)	$(2,722,942)

The difference between book basis and tax basis unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships, real estate investment trusts, grantor trusts and C-Corporation return of capital distributions.

CROW POINT GLOBAL TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

COMMON STOCK - 4.01%	Shares	Fair Value

Biotechnology - 1.45%
Alnylam Pharmaceuticals, Inc. (a)	845	$61,609
Exact Sciences Corp. (a)	1,050	66,255
HTG Molecular Diagnostics, Inc. (a)	18,700	47,498
PolarityTE, Inc. (a)	4,100	55,309
		230,671
Computers - 0.29%
Lumentum Holdings, Inc. (a)	1,100	46,211

Healthcare - Products - 0.64%
CytoSorbents Corp. (a)	6,575	53,126
Novocure Ltd. (a)	1,425	47,709
		100,835
Internet - 0.91%
RingCentral, Inc. - Class A (a)	825	68,013
Twilio, Inc. - Class A (a)	850	75,905
		143,918
Software - 0.72%
New Relic, Inc. (a)	710	57,489
Rapid7, Inc. (a)	1,825	56,867
		114,356

TOTAL COMMON STOCK (Cost $587,919)		635,991

CLOSED-END FUNDS - 8.98%
Eaton Vance Limited Duration Income Fund (b)	30,570	364,394
MFS Multimarket Income Trust (b)	92,500	473,600
Royce Value Trust, Inc.	24,000	283,200
Templeton Emerging Markets Fund	23,000	303,600

TOTAL CLOSED-END FUNDS (Cost $1,651,565)		1,424,794

EXCHANGE TRADED FUNDS - 57.51%

Debt Funds - 6.58%
iShares Floating Rate Bond ETF (b)	11,100	558,996
iShares 20+ Year Treasury Bond ETF	4,000	486,040
		1,045,036
Equity Funds - 50.93%
iShares China Large-Cap ETF (b)	14,000	547,120
iShares Core S&P Small-Cap ETF	5,000	346,600
iShares Core MSCI Emerging Markets ETF	20,000	943,000
iShares Edge MSCI Min Vol Emerging Markets ETF	5,600	312,872
iShares MSCI ACWI ETF	17,000	1,090,720
iShares MSCI Brazil ETF	9,000	343,800
iShares MSCI Emerging Markets ETF	34,500	1,347,570
Materials Select Sector SPDR Fund	3,000	151,560
SPDR S&P 500 ETF Trust (b)	12,000	2,999,040
		8,082,282

TOTAL EXCHANGE TRADED FUNDS (Cost $9,474,566)		9,127,318

MUTUAL FUNDS - 11.33%

Debt Fund - 7.63%
Eagle Rock Floating Rate Fund - Institutional Class (a) (d)	125,000	1,211,250

CROW POINT GLOBAL TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

MUTUAL FUNDS - 11.33% (continued)	Shares	Fair Value

Equity Fund - 3.70%
RVX Emerging Markets Equity Fund - Institutional Class (a) (d)	73,539	$586,841

TOTAL MUTUAL FUNDS (Cost $1,986,532)		1,798,091

ASSET BACKED SECURITIES - 0.11%	Principal Amount	Fair Value

Commercial MBS - 0.04%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036 (b)	$3,108	$2,967
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.376%, 09/25/2036 (b) (e)	8,292	3,812
		6,779
Home Equity ABS - 0.03%
Countrywide Asset-Backed Certificates, 4.541%, due 10/25/2017 (b) (e)	2,447	2,482
RASC Series 2003-KS4 Trust, 3.870%, due 06/25/2033 (b)	1,672	1,684
		4,166
Other ABS - 0.04%
Equity One Mortgage Pass-Through Trust 2003-4, 4.466%, 10/25/2034 (b) (e)	5,950	5,870

TOTAL ASSET BACKED SECURITIES (Cost $16,384)		16,815

OPTIONS PURCHASED - 0.44%

PUT OPTIONS PURCHASED - 0.44%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

iPath S&P 500 VIX Short-Term Futures ETN	200	$980,000	$49.00	1/11/2019	70,600

TOTAL PUT OPTIONS PURCHASED (Cost $52,244)					70,600

TOTAL OPTIONS PURCHASED (Cost $52,244)					70,600

SHORT-TERM INVESTMENTS - 18.20%
Federated Government Obligations Fund - Institutional Class, 2.26% (c)				2,888,891	2,888,891

TOTAL SHORT-TERM INVESTMENTS (Cost $2,888,891)					2,888,891

TOTAL INVESTMENTS (Cost $16,658,101) – 100.58%					$15,962,500

SECURITIES SOLD SHORT (Proceeds $474,203) - (3.03%)					(480,960)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.45%					388,729

NET ASSETS - 100%					$15,870,269

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options written and securities sold short.

(c) Rate shown represents the 7-day effective yield at December 31, 2018, is subject to change and resets daily.

(d) Affiliated investment company.

(e) Variable rate security - Interest rate shown represents the rate on September 30, 2018. Variable coupon security - Interest rate shown represents the rate on December 31, 2018.

1 Each option contract is equivalent to 100 shares of the underlying ETF.  All options are non-income producing.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

CROW POINT GLOBAL TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT

December 31, 2018 (Unaudited)

SECURITIES SOLD SHORT - (3.03)%

COMMON STOCK - (1.26)%	Shares	Fair Value

Auto Manufacturers - (1.26)%
Tesla, Inc. (a)	600	$199,680

TOTAL COMMON STOCK (Proceeds $179,749)		199,680

EXCHANGE-TRADED FUNDS - (1.77%)
iPath S&P 500 VIX Short-Term Futures ETN	6,000	281,280

TOTAL EXCHANGE-TRADED FUNDS (Cost $294,454)		281,280

TOTAL SECURITIES SOLD SHORT (Proceeds $474,203)		$480,960

(a) Non-income producing security.

ETN - Exchange Traded Notes

The accompanying notes are an integral part of these financial statements.

Crow Point Global Tactical Allocation Fund

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

The following is a summary of the significant accounting policies followed by the Crow Point Global Tactical Allocation Fund (the “Fund”) in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end funds (“CEFs”), exchange-traded funds (“ETFs”) and open-end funds (“mutual funds”)) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

Crow Point Global Tactical Allocation Fund

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

Fair Value Measurements (continued)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Fund invests may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board of Trustees (the “Board”) on securities being fair valued or manually priced. The Lead Chairman and Trustee of the 360 Funds, along with the Trust’s Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of December 31, 2018.

Financial Instruments – Assets

Security Classification	Level 1	Level 2	Level 3	Totals
Common Stocks (1)	$635,991	$—	$—	$635,991
Closed-End Funds (1)	1,424,794	—	—	1,424,794
Exchange-Traded Funds (1)	9,127,318	—	—	9,127,318
Mutual Funds (1)	1,798,091	—	—	1,798,091
Asset Backed Securities	—	16,815	—	16,815
Put Options Purchased	70,600	—	—	70,600
Short-Term Investments	2,888,891	—	—	2,888,891
Total Assets	$15,945,685	$16,815	$—	$15,962,500

Crow Point Global Tactical Allocation Fund

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

Fair Value Measurements (continued)

Financial Instruments – Liabilities

Security Classification	Level 1	Level 2	Level 3	Totals
Common Stocks (1)	$199,680	$—	$—	$199,680
Exchange-Traded Funds (1)	281,280	—	—	281,280
Total Liabilities	$480,960	$—	$—	$480,960

(1)       For a detailed break-out of common stock, CEFs, ETFs and mutual funds by industry or asset class, please refer to the Schedule of Investments.

There were no transfers into and out of any level during the three month period ended December 31, 2018. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Short Sales – The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its Custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

Investment Companies – The Fund may invest in investment companies such as open-end funds (mutual funds), exchange traded funds (“ETFs”) and closed-end funds (also referred to as “Underlying Funds”) subject to limitations as defined in the Investment Company Act of 1940. Your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Options – The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Crow Point Global Tactical Allocation Fund

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

DERIVATIVES TRANSACTIONS

As of December 31, 2018, portfolio securities valued at $2,331,554 were held in escrow by the custodian as collateral for securities sold short by the Fund.

As of December 31, 2018, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets:	Location	Equity Contracts
Put options purchased	Unaffiliated securities, at value	$70,600
Total Assets		$70,600

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the three month period ended December 31, 2018, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts
Put options purchased	Unaffiliated Investments	$21,947
Call options written	Options written	4,477
Put options written	Options written	(21,527)
		$4,897

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(28,000)
Put options purchased	Unaffiliated Investments	(45,520)
Call options written	Options written	(105,717)
Put options written	Options written	(3,264)
		$(182,501)

The amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above serve as indicators of the volume of derivative activity for the Fund.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Fund at December 31, 2018, are noted in the Fund’s Schedule of Investments. The Eagle Rock Floating Rate Fund (the “Eagle Rock Fund”) and RVX Emerging Markets Equity Fund (the “RVX Fund”) are mutual funds which are considered affiliates because they are also of common management of the Adviser.

Global Fund:	Value as of September 30, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of December 31, 2018	Income received
RVX Fund	$670,676	$—	$(83,835)	$—	$—	$586,841	$6,600
Eagle Rock Fund	1,007,000	—	(47,500)	251,750	—	1,211,250	26,339
Total	$1,677,676	$—	$(131,335)	$251,750	$—	$1,798,091	$32,939

Crow Point Global Tactical Allocation Fund

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$16,184,280	$181,830	$(884,570)	$(702,740)

The difference between book basis and tax basis unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

CROW POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

PREFERRED STOCK - 0.54%	Shares	Value

Banks - 0.45%
Bank of America Corp., 6.20%	1,900	$48,203

Diversified Financial Services - 0.09%
Legg Mason, Inc., 6.375%	400	9,624

TOTAL PREFERRED STOCK (Cost $60,843)		57,827

CLOSED-END FUNDS - 8.07%

Eaton Vance Limited Duration Income Fund	35,475	422,862
MFS Multimarket Income Trust	61,000	312,320
Royce Value Trust, Inc.	11,500	135,700
		870,882

TOTAL CLOSED END FUNDS (Cost $1,024,690)		870,882

EXCHANGE-TRADED FUNDS - 62.56%

Asset Allocation Fund - 2.17%
SPDR Barclays Convertible Securities ETF	5,000	233,950

Debt Funds - 51.12%
iShares 20+ Year Treasury Bond ETF	8,000	972,080
iShares Core U.S. Aggregate Bond ETF	18,000	1,916,820
iShares iBoxx High Yield Corporate Bond ETF	3,500	283,850
iShares JP Morgan EM Local Currency Bond ETF (b)	10,000	430,800
Invesco Senior Loan ETF	21,000	457,380
SPDR Bloomberg Barclays High Yield Bond ETF	14,000	470,260
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (b)	17,500	455,525
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	16,000	528,000
		5,514,715
Equity Funds - 9.27%
SPDR S&P 500 ETF Trust	4,000	999,680

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,888,956)		6,748,345

CROW POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

BONDS & NOTES - 5.89%	Principal Amount	Value

Asset Backed Securities - 4.66%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, 5.033%, due 12/25/2033 (d)	$2,316	$2,365
Countrywide Asset-Backed Certificates, 4.541%, due 10/25/2017 (d)	7,342	7,446
Equity One Mortgage Pass-Through Trust 2003-4, 4.509%, due 10/25/2034 (e)	17,851	17,611
Fremont Home Loan Trust 2005-B, 3.020% (Coupon rate 0.71% + 1 Month LIBOR rate), due 04/25/2035 (d)	52,601	52,568
GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, due 04/25/2029	1,022	1,037
Option One Mortgage Loan Trust 2005-1, 3.115% (Coupon rate 0.80% + 1 Month LIBOR rate), due 02/25/2035 (d)	923	923
RAMP Series 2005-RS1 Trust, 4.713%, due 11/25/2034	2,425	2,425
RASC Series 2003-KS4 Trust, 3.870%, due 05/25/2033 (d)	5,015	5,053
RASC Series 2004-KS2 Trust, 4.300%, due 03/25/2034 (d)	1,461	1,461
Structured Asset Securities Corp. Mortgage Loan Trust 2006-AM1, 2.475% (Coupon rate 0.34% + 1 Month LIBOR rate), due 04/25/2036 (d)	75,423	75,161
Structured Asset Securities Corp. Mortgage Loan Trust 2006-WF1, 3.115% (Coupon rate 0.16% + 1 Month LIBOR rate), due 02/25/2036 (d)	336,839	336,648
		502,698
Mortgage Backed Securities - 1.23%
Adjustable Rate Mortgage Trust 2005-5, 2.875% (Coupon rate 0.28% + 1 Month LIBOR rate), due 09/25/2035 (d)	17,756	17,641
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	9,323	8,903
JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX, 3.139%, due 06/15/2045	94,561	94,439
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.376%, due 09/25/2036 (d)	24,875	11,435
		132,418

TOTAL BONDS & NOTES (Cost $591,994)		635,116

PRIVATE INVESTMENT - 2.50%	Shares	Value

Finance - 2.50%
Vemo Education, Inc. (a) (e)	2,250,000	269,960

TOTAL PRIVATE INVESTMENT (Cost $300,000)		269,960

OPTIONS PURCHASED - 0.33%

PUT OPTIONS PURCHASED - 0.33%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Value

iPath S&P 500 VIX Short-Term Futures ETN	100	$490,000	$49.00	1/11/2019	35,300
TOTAL PUT OPTIONS PURCHASED (Cost $26,122)					35,300

TOTAL OPTIONS PURCHASED (Cost $26,122)					35,300

CROW POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

SHORT-TERM INVESTMENT - 15.57%	Shares	Value

Federated Government Obligations Fund - Institutional Class, 2.26% (c)	1,680,240	$1,680,240

TOTAL SHORT-TERM INVESTMENT (Cost $1,680,240)		1,680,240

TOTAL INVESTMENTS (Cost $10,572,845) - 95.46%		10,297,670

SECURITIES SOLD SHORT (Proceeds $141,859) - (1.33%)		(143,680)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 5.87%		633,530

NET ASSETS - 100%		$10,787,520

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options written and securities sold short.

(c) Rate shown represents the 7-day effective yield at December 31, 2018, is subject to change and resets daily.

(d) Variable rate security - Interest rate shown represents the rate on December 31, 2018. Variable or step coupon security - Interest rate shown represents the rate on December 31, 2018.

(e)       The value has been determined under the policies of the Board of Trustees. The value of such securities is $269,960 or 2.50% of net assets.

1 Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

CROW POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT

December 31, 2018 (Unaudited)

SECURITIES SOLD SHORT - (0.80)%

COMMON STOCK - (0.80)%	Shares	Value

Auto Manufacturers - (0.80)%
Tesla, Inc. (a)	150	$49,920

TOTAL COMMON STOCK (Proceeds $43,718)		49,920

EXCHANGE-TRADED FUNDS
iPath S&P 500 VIX Short-Term Futures ETN	2,000	93,760

TOTAL EXCHANGE-TRADED FUNDS (Cost $98,141)		93,760

TOTAL SECURITIES SOLD SHORT (Proceeds $141,859)		$143,680

(a) Non-income producing security.

ETN - Exchange Traded Notes

The accompanying notes are an integral part of these financial statements.

Crow Point Alternative Income Fund

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Crow Point Alternative Income Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, preferred stock, closed-end funds and exchange-traded funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Crow Point Alternative Income Fund

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

Derivative instruments – Listed derivatives, including options,that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of December 31, 2018.

Crow Point Alternative Income Fund Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Preferred Stock (1)	$57,827	$—	$—	$57,827
Closed-End Funds (1)	870,882	—	—	870,882
Exchange-Traded Funds (1)	6,748,345	—	—	6,748,345
Bonds & Notes	—	635,116	—	635,116
Put Options Purchased	35,300	—	—	35,300
Private Investment	—	—	269,960	269,960
Short-Term Investments	1,680,240	—	—	1,680,240
Total Assets	$9,392,594	$635,116	$269,960	$10,297,670

Financial and Derivative Instruments – Liabilities

Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock	$49,920	$—	$—	$49,920
Exchange-Traded Funds	93,760	—	—	93,760
Total Liabilities	$143,680	$—	$—	$143,680

(1)       For a detailed break-out of common stock and preferred stock by industry and closed-end funds and ETFs by investment type, please refer to the Schedule of Investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of September 30, 2018	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2018
Private Investment	$365,826	$—	$—	$(95,866)	$—	$—	$—	$—	$269,960
Total	$365,826	$—	$—	$(95,866)	$—	$—	$—	$—	$269,960

Crow Point Alternative Income Fund

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

The price for the Private Investment is determined based on the price change of a basket of five comparable public companies using the following formula: Previous day’s price multiplied by the sum of 1/5th of the daily price change of each public company within the basket equals current day’s price. This price represents the Private Investment’s estimated fair value. Given that the Private Investment has not yet released financial statements, the estimated fair value is currently non-verifiable, thus has been categorized as Level 3. The actual value of the Private Investment could differ substantially from the estimate provided herein.

There were no transfers into and out of any level during the three month period ended December 31, 2018. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Options – When the Fund writes a put or call option, an amount equal to the premium received is included in the consolidated statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Investment Companies – The Fund may invest in investment companies such as open-end funds (mutual funds), exchange traded funds (“ETFs”) and closed-end funds (also referred to as “Underlying Funds”) subject to limitations as defined in the Investment Company Act of 1940. Your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes the Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. The Fund bears the risk of loss of the amount expected to be received in the event of default or bankruptcy of the issuer.

Derivative Transactions

As of December 31, 2018, portfolio securities and cash valued at $886,325 were held in escrow by the custodian as cover for securities sold short and call options written by the Fund.

As of December 31, 2018, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets:	Location	Equity Contracts
Put options purchased	Unaffiliated securities, at value	$35,300
Total Assets		$35,300

Crow Point Alternative Income Fund

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2018 (Unaudited)

Derivative Transactions (continued)

For the three month period ended December 31, 2018, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation on:	Location	Equity Contracts
Put options purchased	Unaffiliated Investments	$11,717
Call options written	Options written	(2,645)
Put options written	Options written	(2,345)
		$6,727

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(14,000)
Put options purchased	Unaffiliated Investments	(22,375)
Call options written	Options written	(37,715)
Put options written	Options written	(1,624)
		$(75,714)

The amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Fund.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Fund at December 31, 2018, are noted in the Fund’s Schedule of Investments. The Eagle Rock Floating Rate Fund (the “Eagle Rock Fund”) is a mutual fund which is considered an affiliate because it is also of common management of the Adviser.

Income Fund:	Value as of September 30, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of December 31, 2018	Income received
Eagle Rock Fund	$503,500	$3,500	$(3,500)	$—	$(503,500)	$—	$—
Total	$503,500	$3,500	$(3,500)	$—	$(503,500)	$—	$—

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at June 30,2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$10,430,986	$99,110	$(376,106)	$(276,996

EAGLE ROCK FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

CORPORATE BONDS - 13.08%	Principal Amount	Fair Value

Airlines - 6.45%
VistaJet Malta Finance PLC / VistaJet Co Finance LLC, 7.75%, due 6/1/2020 (a)	$250,000	$239,375

Oil & Gas - 6.63%
Resolute Energy Corp., 8.50%, due 5/1/2020	250,000	246,250

TOTAL CORPORATE BONDS (Cost $501,392)		485,625

ASSET BACKED SECURITIES - 13.43%

Oaktree CLO 2018-1 Ltd., 8.60%, 10/2/2019	250,000	250,000
Wellfleet CLO 2018-2 Ltd., 8.51%, 10/20/2031	250,000	248,750

TOTAL ASSET BACKED SECURITIES (Cost $498,767)		498,750

SENIOR LOANS - 56.36%

CCS-CMGC Holdings, Inc., 8.30% (Coupon rate 5.50% + 3 Month LIBOR rate), due 9/25/2025 (b)	250,000	241,250
Concrete Pumping Holdings, Inc., 8.30% (Coupon rate 5.50% + 3 Month LIBOR rate), due 11/5/2025(b)	250,000	240,000
Fogo de Chao LLC, 6.80% (Coupon rate 4.00% + 3 Month LIBOR rate), due 4/7/2025(b)	250,000	237,500
Forterra Finance, LLC, 5.80% (Coupon rate 3.00% + 3 Month LIBOR rate), due 10/25/2023 (b)	248,728	223,765
Harland Clarke Holdings Corp., 7.55% (Coupon rate 4.75% + 3 Month LIBOR rate), due 11/3/2023 (b)	242,707	218,497
LightstoneHoldco LLC, 6.55% (Coupon rate 3.75% + 3 Month LIBOR rate), due 1/30/2024 (b)	237,257	224,011
LightstoneHoldco LLC, 6.55% (Coupon rate 3.75% + 3 Month LIBOR rate), due 1/30/2024 (b)	12,743	12,032
McDermott Technology, Inc., 7.80% (Coupon rate 5.00%+ 3 Month LIBOR rate), due 5/12/2025 (b)	250,000	232,708
McGraw-Hill Global Education Holdings LLC, 6.80% (Coupon rate 4.00%+ 3 Month LIBOR rate), due 5/4/2022 (b)	248,724	223,929
Staples, Inc., 6.80% (Coupon rate 4.00% + 3 Month LIBOR rate), due 9/12/2024 (b)	249,370	238,565

TOTAL SENIOR LOANS (Cost $2,191,471)		2,092,257

SHORT-TERM INVESTMENT - 7.40%	Shares	Fair Value

Federated Government Obligations Fund - Institutional Class, 2.26% (c)	274,680	274,680

TOTAL SHORT-TERM INVESTMENT (Cost $274,680)		274,680

TOTAL INVESTMENTS (Cost $3,466,310) - 90.27%		3,351,312

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 9.73%		361,349

NET ASSETS - 100%		$3,712,661

(a)	Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.

(b)	Variable or step coupon security - Interest rate shown represents the rate on December 31, 2018. 3 Month LIBOR rate is 2.40% on December 31, 2018.

(c)	Rate shown represents the 7-day effective yield at December 31, 2018, is subject to change and resets daily.

LLC - Limited Liability Company

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Eagle Rock Floating Rate Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Eagle Rock Floating Rate Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Eagle Rock Floating Rate Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

Fixed income securities – Fixed income securities such as corporate bonds, asset-backed securities and bank loans denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

Short-term fixed income securities – Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Fund invests may default or otherwise cease to have market quotations readily available.

The Trustees of the Trust adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board on securities being fair valued or manually priced. The Independent Chairman and Trustee of the Trust, along with the Trust’s Principal Financial Officer and Chief Compliance Officer and other officers of the Trust are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Independent Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of December 31, 2018.

Eagle Rock Floating Rate Fund
Financial Instruments – Assets

Security Classification	Level 1	Level 2	Level 3	Totals

Corporate Bonds	$—	$485,625	$—	$485,625
Asset Backed Securities	—	498,750	—	498,750
Senior Loans	—	2,092,257	—	2,092,257
Short-Term Investments	274,680	—	—	274,680
Total Assets	$274,680	$3,076,632	$—	$3,351,312

Eagle Rock Floating Rate Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

There were no transfers into and out of any level during the three month period ended December 31, 2018. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Investment Companies – The Fund may invest in investment companies such as open-end funds (mutual funds), exchange traded funds (“ETFs”) and closed-end funds (also referred to as "Underlying Funds") subject to limitations as defined in the Investment Company Act of 1940. Your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund's direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Credit Risk – Credit risk is the risk that the issuer of a security and other instrument will not be able to make principal and interest payments when due. The value of the Fund’s shares, and the Fund’s ability to pay dividends, is dependent upon the performance of the assets in its portfolio. Prices of the Fund’s investments can fall if the actual or perceived financial health of the borrowers or issuers of, such investments deteriorate, whether because of broad economic or issuer-specific reasons. In severe cases, the borrower or issuer could be late in paying interest or principal, or could fail to pay altogether. In the event a borrower fails to pay scheduled interest or principal payments on an investment held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid by the Fund and likely lead to a decline in the net asset value of the Fund’s shares. To the extent that the Fund holds below investment grade securities, these risks may be heightened.

Loan Risk – Although the re-sale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market. Floating rate loans usually trade in large denominations. Trades can be infrequent and the market for floating rate loans may experience substantial volatility.

If a loan is illiquid, the Fund might be unable to sell the loan at a time when the Fund’s manager might wish to sell, thereby having the effect of decreasing the Fund’s overall level of liquidity. The Fund could lose money if it cannot sell a loan at the time and price that would be most beneficial to the Fund.

Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Senior loans may take significantly longer than seven days to settle and, as a result, proceeds related to the sale of senior loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. Certain senior loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31,2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$7,231,543	$—	$(114,999)	$(114,999)

RVX EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

COMMON STOCK - 96.16%	Shares	Value

Aerospace & Defense - 3.22%
Embraer SA - ADR - Brazil	7,892	$174,650

Apparel - 2.03%
Stella International Holdings Ltd. - Hong Kong	92,500	109,741

Banks - 8.06%
Bank of China Ltd. - China	288,000	124,314
Bank Rakyat Indonesia Persero Tbk PT - Indonesia	557,900	141,898
Malayan Banking Bhd - Malaysia	52,200	119,971
National Bank of Greece SA - Greece (a)	40,194	50,655
		436,838
Beverages - 2.41%
Thai Beverage PCL - Thailand	292,000	130,682

Chemicals - 2.28%
Sasol Ltd. - ADR - South Africa	4,225	123,750

Commercial Services - 2.02%
Estacio Participacoes SA - Brazil	17,900	109,581

Electric - 4.56%
China Longyuan Power Group Corp. Ltd. - China	174,000	118,437
Korea Electric Power Corp. - ADR - South Korea	8,726	128,709
		247,146
Electronics - 1.78%
Venture Corp. Ltd. - Singapore	9,400	96,207

Energy - Alternate Sources - 2.10%
China Everbright International Ltd. - Hong Kong	127,000	113,855

Food - 4.71%
Dairy Farm International Holdings Ltd. - Hong Kong	12,000	108,600
Indofood Sukses Makmur Tbk PT - Indonesia	283,400	146,722
		255,322
Home Furnishings - 1.80%
Midea Group Co. Ltd. - Class A - China	18,200	97,529

Insurance - 2.61%
Ping An Insurance Group Co. of China Ltd. - China	16,000	141,294

Internet - 7.42%
Alibaba Group Holding Ltd. - ADR - China (a)	1,153	158,042
iQIYI, Inc. - ADR - China (a)	2,824	41,993
My EG Services Bhd - Malaysia	320,000	75,481
Naspers Ltd. - ADR - South Africa	3,196	126,737
		402,253
Iron & Steel - 3.46%
POSCO - ADR - South Korea	1,870	102,738
Vale SA - ADR - Brazil	6,424	84,733
		187,471

RVX EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

COMMON STOCK - 96.16% (continued)	Shares	Value

Lodging - 2.97%
Sands China Ltd. - Cayman Islands	36,800	$161,195

Oil & Gas - 10.08%
China Petroleum & Chemical Corp. - ADR - China	1,418	100,111
CNOOC Ltd. - ADR - China	728	110,984
Kosmos Energy Ltd. - United States (a)	13,943	56,748
PetroChina Co Ltd. - ADR - China	2,082	128,147
Petroleo Brasileiro SA - ADR - Brazil	7,841	102,011
YPF SA - ADR - Argentina	3,598	48,177
		546,178
Oil & Gas Services - 4.26%
Anton Oilfield Services Group/Hong Kong - China (a)	818,000	81,481
China Oilfield Services Ltd. - China	116,000	99,697
Hilong Holding Ltd. - China	542,000	49,836
		231,014
Pharmaceuticals - 4.22%
Dr Reddy's Laboratories Ltd. - ADR - India	3,955	149,103
Ibnsina Pharma SAE - Egypt (a)	140,583	79,623
		228,726
Real Estate - 2.81%
Amata Corp PCL - Thailand	239,100	152,368

Retail - 4.77%
JUMBO SA - Greece	5,730	83,505
Lenta Ltd. - ADR (a)	14,600	44,968
Matahari Department Store Tbk PT - Indonesia	333,500	129,785
		258,258
Semiconductors - 6.14%
Samsung Electronics Co Ltd. - ADR - South Korea	184	159,545
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR - Taiwan	4,687	172,997
		332,542
Software - 4.39%
Momo, Inc. - ADR - China (a)	3,422	81,272
NetEase, Inc. - ADR - China	665	156,521
		237,793
Telecommunications - 5.44%
America Movil SAB de CV - ADR - Mexico	7,560	107,730
China Mobile Ltd. - ADR - Hong Kong	1,459	70,032
KT Corp. - ADR - South Korea	8,231	117,045
		294,807
Transportation - 2.63%
Aramex PJSC - United Arab Emirates	72,840	85,083
ZTO Express Cayman, Inc. - ADR - China	3,621	57,320
		142,403

TOTAL COMMON STOCK (Cost $6,228,518)		5,211,603

RVX EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

CLOSED-END FUNDS - 1.60%	Shares	Value

VinaCapital Vietnam Opportunity Fund Ltd. - Guernsey	20,469	$86,934

TOTAL CLOSED-END FUNDS (Cost $90,144)		86,934

TOTAL INVESTMENTS (Cost $6,318,662) – 99.77%		5,298,537

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.23%		120,947

NET ASSETS - 100%		$5,419,484

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at December 31, 2018, is subject to change and resets daily.

ADR - American Depositary Receipt.

PCL - Public Compamy Limited

The accompanying notes are an integral part of these financial statements.

RVX Emerging Markets Equity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the RVX Emerging Markets Equity Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and closed-end funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

RVX Emerging Markets Equity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

Derivative instruments – Listed derivatives, including options,that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of December 31, 2018.

RVX Emerging Markets Equity Fund
Financial Instruments – Assets

Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$5,211,603	$—	$—	$5,211,603
Closed-End Funds (1)	86,934	—	—	86,934
Total Assets	$5,298,537	$—	$—	$5,298,537

(1)       For a detailed break-out of common stock by industry and closed-end funds by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any level during the three month period ended December 31, 2018. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Closed-End Funds – The Fund may invest in Closed-End Funds ("CEFs"). CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying CEFs in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the CEFs, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

RVX Emerging Markets Equity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

Emerging Markets and Frontier Markets – Additional risks are involved when investing in countries with emerging economies or securities markets. The Fund invests primarily in emerging and frontier market issuers. Emerging and frontier market countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central and South America and Africa. Such countries may include, but are not limited to, Angola, Argentina, Azerbaijan, Bahrain, Bangladesh, Belarus, Belize, Bolivia, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Cote D’Ivoire, Croatia, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Georgia, Ghana, Guatemala, Honduras, Hungary, India, Indonesia, Iraq, Jamaica, Jordan, Kazakhstan, Latvia, Lebanon, Lithuania, Malaysia, Mexico, Mongolia, Morocco, Namibia, Nigeria, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Romania, Russia, Senegal, Serbia, South Africa, Sri Lanka, Tanzania, Turkey, Ukraine, Uruguay, Venezuela, Vietnam, Zambia and Zimbabwe. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of developed countries. In general, the securities markets of these countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as has historically been the case. As a result, the risks presented by investments in these countries are heightened. These countries also have problems with securities registration and custody.

Additionally, settlement procedures in emerging and frontier market countries are frequently less developed and reliable than those in the United States, and may involve the Fund’s delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations. The Fund’s purchase and sale of portfolio securities in certain emerging and frontier market countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume or holdings of the Fund, the Sub-Adviser, their affiliates and their respective clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund. Investments in some emerging and frontier market countries, such as those located in Asia, may be restricted or controlled. In some countries, direct investments in securities may be prohibited and required to be made through investment funds controlled by such countries. These limitations may increase transaction costs and adversely affect a security’s liquidity, price, and the rights of the Fund in connection with the security. Unanticipated political, economic or social developments may affect the value of the Fund’s investments in emerging and frontier market countries and the availability to the Fund of additional investments in these countries. Some of these countries may in the past have failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There have been occasional limitations on the movements of funds and other assets between different countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Fund’s investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. Many emerging market countries are subject to rapid currency devaluations and high inflation and/or economic recession and significant debt levels. These economic factors can have a material adverse effect on these countries’ economies and their securities markets. Moreover, many emerging market countries’ economies are based on only a few industries and/or are heavily dependent on global trade. Therefore, they may be negatively affected by declining commodity prices, factors affecting their trading markets and partners, exchange controls and other trade barriers, currency valuations and other protectionist measures. From time to time, certain of the companies in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

RVX Emerging Markets Equity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

Many emerging and frontier market countries also impose withholding or other taxes on foreign investments, which may be substantial and result in lower Fund returns. The creditworthiness of firms used by the Fund to effect securities transactions in emerging and frontier market countries may not be as strong as in some developed countries. As a result, the Fund could be subject to a greater risk of loss on its securities transactions if a firm defaults on its responsibilities. The Fund’s ability to manage its foreign currency may be restricted in emerging and frontier market countries. As a result, a significant portion of the Fund’s currency exposure in these countries may not be covered. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline. The recent decline in the U.S. economy as a result of the subprime crisis may have a disproportionately more adverse effect on economies of emerging and frontier market countries.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$6,315,498	$77,327	$(1,094,288)	$(1,016,961)

The difference between book basis and tax basis unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and differing book/tax treatments of foreign currency gains/(losses) and unrealized appreciation from passive foreign investment companies (“PFICs”).

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	March 1, 2019

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Assistant Treasurer and Acting Principal Financial Officer
Date:	March 1, 2019